RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH
RESTRICTED CASH

4.                                      RESTRICTED CASH

The balance of restricted cash of $1,222 and $6,112 as of December 31, 2011 and 2012, respectively, consisted of the following:

(i)                                     $825 and $808 as of December 31, 2011 and 2012, respectively, were deposit of forward foreign currency exchange transactions;

(ii)                                  $397 and $648 as of December 31, 2011 and 2012, respectively, were deposit of Letter of Guarantee for a project;

(iii)                               Nil and $210 as of December 31, 2011 and 2012, respectively, were used to secure bank letter of guarantee for facility rentals in Singapore;

(iv)                              Nil and $2,812 as of December 31, 2011 and 2012, respectively, were deposits of bank bills;

(v)                                 Nil and $1,605 as of December 31, 2011 and 2012, respectively, were pledged deposit for short-term bank loan. This pledged deposit was subsequently released  in January 2013; and

(vi)                              Nil and $29 as of December 31, 2011 and 2012, respectively, were deposits to secure commercial card issued by bank.